CASH AND CASH EQUIVALENTS - NET	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS - NET
CASH AND CASH EQUIVALENTS - NET

4.   CASH AND CASH EQUIVALENTS - NET

The breakdown of cash and cash equivalents is as follows:

		2021		2022
		Balance		Balance
		Currency	Rupiah	Currency	Rupiah
	Currency	(in million)	equivalent	(in million)	equivalent
Cash on hand	Rp	—	12	—	11
Cash in bank
Related parties
PT Bank Mandiri (Persero) Tbk. (“Bank Mandiri”)	Rp	—	8,660	—	6,413
	US$	32	459	49	758
	EUR	2	30	2	34
	JPY	1	0	6	1
	HKD	3	5	3	5
	AU$	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk. (“BNI”)	Rp	—	2,859	—	4,298
	US$	2	34	7	111
	SGD	0	0	0	0
	EUR	0	0	0	0
PT Bank Rakyat Indonesia (Persero) Tbk. (“BRI”)	Rp	—	6,035	—	2,691
	US$	0	6	11	179
PT Bank Tabungan Negara (Persero) Tbk. (“BTN”)	Rp	—	1,368	—	2,713
	US$	0	0	—	—
PT Bank Syariah Indonesia Tbk. (“BSI”)	Rp	—	37	—	229
	US$	0	0	0	0
Others (each below Rp100 billion)	Rp	—	113	—	128
Sub-total			19,606		17,560

Third parties
PT Bank CIMB Niaga Tbk. (”Bank CIMB Niaga”)	Rp	—	570	—	1,379
	US$	5	74	0	5
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	44	628	55	861
	HKD	23	42	5	10
PT Bank Permata Tbk. (“Bank Permata”)	Rp	—	2,326	—	412
Standard Chartered Bank (“SCB”)	US$	21	300	16	245
	SGD	8	83	5	53
JPMorgan Chase & Co.	US$	7	96	9	140
Others (each below Rp100 billion)	Rp	—	429	—	278
	US$	6	90	8	130
	TWD	46	23	58	29
	MYR	6	19	5	17
	AU$	0	5	2	23
	MMK	—	—	386	3
	SGD	2	19	2	29
	EUR	0	0	0	0
Sub-total			4,704		3,614

Total of cash in banks			24,310		21,174

Time deposits
Related parties
BTN	Rp	—	580	—	1,655
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk. (“BJB”)	Rp	—	910	—	1,423
	US$	11	153	—	—
Bank Mandiri	Rp	—	604	—	843
	US$	31	441	31	489
BSI	Rp	—	210	—	1,220
BRI	Rp	—	544	—	845
	US$	47	675	21	319
BNI	Rp	—	6,739	—	378
	US$	43	610	9	145
Others (each below Rp100 billion)	Rp	—	28	—	25
Sub-total			11,494		7,342

Time deposits (continued)
Third parties
PT Bank Mega Tbk. (“Bank Mega”)	Rp	—	1,689	—	1,986
	US$	17	235	12	181
PT Bank Maybank Indonesia Tbk. (“Maybank”)	Rp	—	197	—	220
	US$	8	107	14	224
	MYR	2	7	2	6
Bank CIMB Niaga	Rp	—	0	—	122
	US$	—	—	11	168
PT Bank Muamalat Indonesia Tbk.	Rp	—	—	—	295
PT Bank Danamon Indonesia Tbk. (“Bank Danamon”)	Rp	—	0	—	40
	US$	—	—	9	133
Others (each below Rp100 billion)	Rp	—	261	—	46
Sub-total			2,496		3,421

Total of time deposits			13,990		10,763
Allowance of credit expectation losses			(1)		(1)
Total			38,311		31,947

Interest rates per annum on time deposits are as follows:

	2021	2022
Rupiah	1.25% ‑ 7.75%	1.95% ‑ 6.50%
Foreign currency	0.20% ‑ 1.75%	0.25% ‑ 4.05%

The Group placed the majority of its cash and cash equivalents in state-owned banks (related party) because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State.